SUPPLEMENTAL FINANCIAL INFORMATION - Software, Equity Method Investment and Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Oct. 31, 2016
Research and Development
Research and development expense	$ 98.2	$ 93.4	$ 89.7
PragmatIC
Equity Method Investment
Interest of equity method investment				22.60%
Carrying value of equity method investment	6.7	9.1
Total software
Capitalized software costs
Software amortization expense	20.2	29.3	$ 37.9
Total software | Other assets
Capitalized software costs
Cost	452.4	428.9
Accumulated amortization	(316.9)	(301.8)
Software, net	$ 135.5	$ 127.1